Financial risk management - Market risk (Details) € in Thousands			12 Months Ended
	Jun. 30, 2019 EUR (€) € / £	Jun. 30, 2018 EUR (€) € / £	Jun. 30, 2019 EUR (€)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 EUR (€) $ / £	Jun. 30, 2019 EUR (€) € / £	Jun. 30, 2019 EUR (€)	Jun. 30, 2019 GBP (£)	Jun. 30, 2018 EUR (€)	Jun. 30, 2018 USD ($)	Jun. 30, 2018 EUR (€) $ / £	Jun. 30, 2018 EUR (€) € / £	Jun. 30, 2018 EUR (€)	Jun. 30, 2018 GBP (£)		Jun. 30, 2017 EUR (€)	Jun. 30, 2017 USD ($)	Jun. 30, 2017 GBP (£) $ / £	Jun. 30, 2017 GBP (£) € / £	Jun. 30, 2017 GBP (£)		Jun. 30, 2019 USD ($)	Jun. 30, 2019 GBP (£)	Jun. 30, 2018 USD ($)	Jun. 30, 2018 GBP (£)	Jun. 30, 2016 GBP (£)
Details of currency and interest rate risks
Revenue								£ 627,122,000						£ 589,758,000	[1]					£ 581,254,000	[1]
Forward foreign currency contracts outstanding at the balance sheet date
Average exchange rate					1.2959	1.1346					1.3465	1.1327						1.2774	1.1663
Derivative financial instruments, assets																							£ 342,000		£ 5,966,000
Foreign currency denominated monetary assets and monetary liabilities
Trade receivables																							33,740,000		123,797,000
Derivative financial assets																							342,000		5,966,000
Cash and cash equivalents																		£ 290,267,000	£ 290,267,000	£ 290,267,000			307,637,000		242,022,000	£ 229,194,000
Trade and other payables																							(309,569,000)		(372,267,000)
Borrowings																							(511,232,000)		(495,768,000)
Derivative financial liabilities																							(2,298,000)
Embedded foreign exchange derivatives
Forward foreign currency contracts outstanding at the balance sheet date
Derivative financial instruments, assets																							245,000		624,000
Foreign currency denominated monetary assets and monetary liabilities
Derivative financial assets																							245,000		624,000
Buy Euro | Forward foreign currency contracts
Forward foreign currency contracts outstanding at the balance sheet date
Average exchange rate | € / £	1.1272	1.1523
Principal amount / Notional amount	€ 6,639	€ 46,000	€ 6,639		€ 6,639	€ 6,639	€ 6,639		€ 46,000		€ 46,000	€ 46,000	€ 46,000										5,890,000		39,919,000
Derivative financial instruments, assets																							97,000		852,000
Foreign currency denominated monetary assets and monetary liabilities
Derivative financial assets																							97,000		852,000
Interest rate risk
Foreign currency denominated monetary assets and monetary liabilities
Percentage of reasonably possible change in risk assumption							1.00%						1.00%
Euro
Details of currency and interest rate risks
Revenue | €			€ 94,400						€ 43,400							€ 47,200
Forward foreign currency contracts outstanding at the balance sheet date
Derivative financial instruments, assets																									852,000
Foreign currency denominated monetary assets and monetary liabilities
Contract assets - accrued revenue																							713,000
Trade receivables																							10,286,000		10,720,000
Derivative financial assets																									852,000
Cash and cash equivalents																							30,276,000		61,854,000
Trade and other payables																							(22,657,000)		(137,018,000)
Exposure to foreign currency, net																							18,618,000		(63,592,000)
Euro | Currency risk
Foreign currency denominated monetary assets and monetary liabilities
Percentage of reasonably possible change in risk assumption							10.00%						10.00%
Increase (decrease) in post-tax profit due to reasonably possible strengthening of GBP against currency								(2,100,000)						4,200,000
Increase (decrease) in equity due to reasonably possible strengthening of GBP against currency																							(2,100,000)		4,200,000
Increase (decrease) in post-tax profit due to reasonably possible weakening of GBP against currency								1,600,000						(5,200,000)
Increase (decrease) in equity due to reasonably possible weakening of GBP against currency																							1,600,000		(5,200,000)
US dollar
Details of currency and interest rate risks
Revenue | $				$ 155,900,000						$ 164,400,000							$ 157,900,000
Forward foreign currency contracts outstanding at the balance sheet date
Derivative financial instruments, assets																									5,114,000
Foreign currency denominated monetary assets and monetary liabilities
Contract assets - accrued revenue																							1,316,000
Trade receivables																							10,718,000		89,262,000
Derivative financial assets																									5,114,000
Cash and cash equivalents																							244,156,000		127,688,000
Trade and other payables																							(1,609,000)		(1,033,000)
Borrowings																							(505,779,000)		(492,018,000)
Derivative financial liabilities																							(2,298,000)
Exposure to foreign currency, net																							(253,496,000)		(270,987,000)
US dollar | Currency risk
Foreign currency denominated monetary assets and monetary liabilities
Percentage of reasonably possible change in risk assumption							10.00%						10.00%
Increase (decrease) in post-tax profit due to reasonably possible strengthening of GBP against currency								21,800,000						17,800,000
Increase (decrease) in equity due to reasonably possible strengthening of GBP against currency																							21,800,000		17,800,000
Increase (decrease) in post-tax profit due to reasonably possible weakening of GBP against currency								£ (29,600,000)						£ (21,700,000)
Increase (decrease) in equity due to reasonably possible weakening of GBP against currency																							£ (29,600,000)		£ (21,700,000)
Secured term loan facility and senior secured notes
Forward foreign currency contracts outstanding at the balance sheet date
Principal amount / Notional amount | $																						$ 650,000,000		$ 650,000,000

[1]	Comparative amounts have been restated—see note 33 for further details.